PFW Water Fund
RISK/RETURN
Investment Objective
Long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy and Sell Shares on page [ 14 ] of the Fund’s Prospectus and Purchasing and Redeeming Shares on page [ 25 ] of the Fund’ Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PFW Water Fund	PFW Water Fund Class A	PFW Water Fund Class C	PFW Water Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	1.00%	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PFW Water Fund		PFW Water Fund Class A	PFW Water Fund Class C	PFW Water Fund Class I
Management Fees		1.25%	1.25%	1.25%
Distribution & Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		none	none	none
Acquired Fund fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.52%	2.27%	1.27%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds .

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PFW Water Fund (USD $)	1 Year	3 Years	5 Years	10 Years
PFW Water Fund Class A	720	1,026	1,354	2,278
PFW Water Fund Class C	230	708	1,213	2,601
PFW Water Fund Class I	129	401	694	1,529

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 55 % of the average value of the portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus borrowings in water-related companies.  For purposes of this 80% policy, a water-related company is a company that derives at least 50% of its income or profits from, or devotes at least 50% of its resources to the production or delivery of, water-related products or services.  Water-related products and services are those that influence the quality or availability of water.

The Fund may invest in U.S. and foreign equity securities of all market capitalizations.  Equity securities include common stocks and convertible securities rated at least Baa3 by Moody's Investors Service (“Moody’s”) or at least BBB- by Standard and Poor's Rating Group (“S&P”); however, the Fund reserves the right to invest in lower-rated convertible securities that the portfolio manager believes offer the prospect of higher total returns (interest plus capital appreciation) than normally expected from such securities.  The Fund will invest primarily in equity securities of water-related companies that the portfolio manager believes will experience growth due to innovative products and services, a distinct competitive advantage, management changes, or redeployment of company assets to new opportunities. The Fund may invest up to 25% of its total assets in foreign securities, including American Depositary Receipts (“ADRs”).

The Fund will sell a stock under one or more of the following conditions:

(i)	when the company's business prospects have changed;
(ii)	when a stock has reached its targeted value;
(iii)	when a stock has appreciated significantly and the portfolio manager believes that it is prudent to reduce the position and realize some of the gain.

Principal Investment Risks

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Company Risk – Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund’s portfolio manager may decline in value.

Convertible Security Risk – Securities that can convert into common stock, such as convertible preferred stocks, convertible debentures, may be riskier investments than the stock into which they convert. The main risk of these types of securities is the credit risk and stock price of the issuer.

Foreign Security Risk – Foreign securities, including ADRs, may have greater risks than domestic securities due to differences in political, regulatory, accounting and economic conditions, exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, less publicly available information and the possibility of war or expropriation.

General Risk – There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to risks.  When you sell your Fund shares, they may be worth less than what you paid for them.

Growth Risk – If the portfolio manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected.  Growth investing may go in and out of favor, which may cause growth-oriented funds to underperform when value investing is in favor.

Management Risk –The portfolio manager may select stocks that decline in value and do not experience growth as anticipated.

Small Cap Risk – The Fund may invest in companies that are considered to be small-cap (less than $3 billion in total market capitalization).  Small-cap companies can be riskier investments than larger capitalized companies due to their lack of experience, product diversification, cash reserves and management depth.  Further, small-cap company stocks can be much more volatile than larger companies and may be less liquid.

Stock Market Risk – The stock market is subject to significant fluctuations in value as a result of political, economic and market developments.  If the stock market declines in value, the Fund is likely to decline in value.

Water-Related Securities Risk- Investing in water-related companies may expose the Fund to additional risk because some of the companies in the Fund's portfolio can be affected by common economic trends or other changes.  Adverse developments in a particular industry that is water-related may significantly affect the value of other related industries and the Fund's shares.  Some companies involved in water-related activities are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation.  Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the ability of companies engaged in one or more water-related activities to produce favorable returns.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund (formerly known as The Bender Growth Fund in addition to the SBG Growth Fund) by showing changes in the performance of Class C shares.  The information in the bar chart and table through May, 31, 2007 reflect Fund performance by a previous investment sub-advisor using investment strategies that are different than those currently in effect.  The bar chart shows changes in the yearly performance of the Fund’s Class C shares over the past 10 calendar years.   The performance table compares the performance of the Fund over time to the performance of the S&P® 500 Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Because the Fund’s Class I shares only commenced investment operations on May 21, 2010, no performance information is presented in the performance table for the Class I shares at this time. In the future, performance information for the Class I shares will be presented in this section of this Prospectus.

Performance Bar Chart For Class C Shares For Calendar Years Ending On December 31,

During the period shown in the bar chart, the highest return for a quarter was 29.04% during the quarter ended December 31, 2001, and the lowest return for a quarter was -31.86% during the quarter ended September 30, 2001.  For the period January 1, 2010 to June 30, 2010, the Fund’s return was -9.47%.

Average Annual Total Returns (For the periods ended on December 31, 20 10 )
Average Annual Total Returns PFW Water Fund	1 Year	5 Years	10 Years
PFW Water Fund Class C	8.97%	1.45%	(1.73%)
PFW Water Fund Class C After Taxes on Distributions	8.94%	1.45%	(1.73%)
PFW Water Fund Class C After Taxes on Distributions and Sales	5.86%	1.24%	(1.45%)
PFW Water Fund Class A	4.42%	1.24%	(1.22%)
S&P 500 ® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares Class C” are higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.